Investments in Affiliate Companies and Available-For-Sale Securities	6 Months Ended
Jun. 30, 2021
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliate Companies and Available-For-Sale Securities

NOTE 14: INVESTMENTS IN AFFILIATE COMPANIES AND AVAILABLE-FOR-SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest. In August 2019, Navios Holdings sold the general partnership interests in Navios Partners (except for the incentive distribution rights) to NSM.

As of June 30, 2021 and December 31, 2020 Navios Partners has issued 6,638,503 and 357,508 units, respectively, through its Continuous Offering Programs entered into from time to time. Pursuant to the issuance of common units, Navios Partners issued 135,482 and 7,298 general partnership units to its general partner as of June 30, 2021 and December 31, 2020, respectively, in order to maintain its 2.0% general partnership interest.

As of June 30, 2021 and following the Navios Partners’ Merger (as defined herein), total units of 1,263,276 held in Navios Containers converted to 492,678 units of Navios Partners. Accordingly, Navios Holdings holds a total of 2,562,893 common units representing a 9.7% interest in Navios Partners, and the investment in Navios Partners is accounted for under the equity method. Incentive distribution rights are held by Navios GP L.L.C.

As of June 30, 2021 and December 31, 2020, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $39,587 and $77,904, respectively.

As of June 30, 2021 and December 31, 2020, the carrying amount of the investment in Navios Partners was $80,632 and $39,133, respectively.

Total equity method income/(loss) of $9,125 and $(1,227) were recognized within the caption “Equity in net earnings of affiliate companies” for the three month periods ended June 30, 2021 and 2020, respectively, and total equity method income/(loss) of $38,322 and $(2,354) were recognized within the caption “Equity in net earnings of affiliate companies” for the six month periods ended June 30, 2021 and 2020, respectively.

Dividends received during each of the three month periods ended June 30, 2021 and 2020 were $128 and $621, respectively, and for each of the six month periods ended June 30, 2021 and 2020, were $232 and $1,242, respectively.

As of June 30, 2021, the market value of the investment in Navios Partners was $75,759. Based on Company’s evaluation of the duration and magnitude of the fair value decline, Navios Partners’ financial condition and near-term prospects, and the Company’s intent and ability to hold its investment in Navios Partners until recovery, the Company concluded that the decline in fair value of its investment in Navios Partners below its carrying value is temporary and, therefore, no impairment was recorded.

Navios Partners’ Merger II:

On August 25, 2021, Navios Partners and its direct wholly-owned subsidiary Navios Acquisition Merger Sub. Inc. (“Merger Sub”) entered into an Agreement and Plan of Merger with Navios Acquisition (the “Navios Partners’ Merger II”). Pursuant to the Navios Partners’ Merger II, Merger Sub will be merged with and into Navios Acquisition, with Navios Acquisition being the surviving entity (the “Merger”) as a wholly-owned subsidiary of Navios Partners. Upon consummation of the Navios Partners’ Merger II, Navios Acquisition will become wholly owned by Navios Partners and each outstanding share of common stock of Navios Acquisition that is held by a holder other than Navios Partners, Navios Acquisition and their respective subsidiaries will be converted into the right to receive 0.1275 of a common unit of Navios Partners.

Pursuant to the Navios Partners’ Merger II, on August 26, 2021, Navios Acquisition called for redemption of all of its outstanding 8.125% first Priority Ship Mortgage Notes due November 15, 2021 (the “Navios Acquisition’s Ship Mortgage Notes”) and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Navios Acquisition’s Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Navios Acquisition’s Ship Mortgage Notes. The redemption date for the Navios Acquisition’s Ship Mortgage Notes will be September 25, 2021.

The Navios Partners’ Merger II is expected to close in the fourth quarter of 2021 upon completion of certain customary conditions. After the completion of the Navios Partners’ Merger II, Navios Holdings expects to have a 10.3% ownership interest in Navios Partners.

Navios Acquisition

As of June 30, 2021 and December 31, 2020, Navios Acquisition has issued 1,776,016 and 753,251 shares of common stock, respectively, through its Continuous Offering Program entered into from time to time.

As of June 30, 2021, Navios Holdings had a 28.0% ownership interest in Navios Acquisition.

As of June 30, 2021 and December 31, 2020, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $75,408 and $68,793, respectively and is amortized through “Equity in net earnings of affiliate companies” over the remaining life of Navios Acquisition tangible and intangible assets. As a result of the OTTI loss recorded as at December 31, 2020, the Company had recomputed this difference.

As of June 30, 2021 and December 31, 2020, the carrying amount of the investment in Navios Acquisition was $16,719 and $15,033, respectively.

Total equity method income of $3,739 and $10,650, were recognized within the caption “Equity in net earnings of affiliate companies” for the three month periods ended June 30, 2021 and 2020, respectively.

Total equity method income of $1,686 and $12,207, were recognized within the caption “Equity in net earnings of affiliate companies” for the six month periods ended June 30, 2021 and 2020, respectively.

Dividends received for each of the three month periods ended June 30, 2021 and 2020 were $0 and $1,460, respectively, and for each of the six month periods ended June 30, 2021 and 2020 were $243 and $2,919, respectively.

As of June 30, 2021, the market value of the investment in Navios Acquisition was $16,590. Based on Company’s evaluation of the duration and magnitude of the fair value decline, Navios Partners’ financial condition and near-term prospects, and the Company’s intent and ability to hold its investment in Navios Partners until recovery, the Company concluded that the decline in fair value of its investment in Navios Partners below its carrying value is temporary and, therefore, no impairment was recorded.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners had agreed to make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of the Navios Revolving Loans II increased by $14,000. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. The structure was liquidated in June 2020.

On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II was a VIE and that it had not the party most closely associated with Navios Europe II and, accordingly, was not the primary beneficiary of Navios Europe II.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe II under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II had been accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference had been amortized through “Equity in net earnings of affiliate companies” over the remaining life of Navios Europe II.

As of March 31, 2020, the Company considered the decline in fair value of its investment in Navios Europe II as OTTI and therefore recognized a loss of $6,650 in the accompanying consolidated statement of comprehensive income/(loss).

No income was recognized within the caption “Equity in net earnings of affiliate companies” for each of the three month periods ended June 30, 2021 and 2020.

Navios Containers

Following the sale of Navios Containers general partnership interest effected on August 30, 2019, Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers was accounted for under the equity method, through Navios Partners’ Merger (as defined herein) on March 31, 2021.

As of December 31, 2020, the carrying amount of the investment in Navios Containers was $2,812.

As of March 31, 2021, Navios Holdings derecognized its investment in Navios Containers.

Total equity method loss of $0 and $77, were recognized within the caption “Equity in net earnings of affiliate companies” for the three month periods ended June 30, 2021 and 2020, respectively.

Total equity method income of $596 and $105, were recognized within the caption “Equity in net earnings of affiliate companies” for the six month periods ended June 30, 2021 and 2020, respectively.

Merger Agreement Navios Partners: On January 4, 2021, Navios Containers and Navios Partners announced that they entered into a definitive merger agreement (the “Navios Partners’ Merger”). Under the terms of the Navios Partners’ Merger, Navios Partners acquired all of the publicly held common units of Navios Containers through the issuance of 8,133,452 newly issued common units of Navios Partners in exchange for the publicly held common units of Navios Containers at an exchange ratio of 0.39 units of Navios Partners for each Navios Containers common unit. The Navios Partners’ Merger was completed on March 31, 2021 and Navios Holdings had 12.6% ownership interest in Navios Partners at that date. As of the close of the market on March 31, 2021, Navios Containers’ common units were no longer listed for trading on NASDAQ.

Following the results of the significance tests performed by the Company, it was concluded that two affiliate companies met the significance threshold requiring summarized financial information of all affiliate companies being presented.

Summarized financial information of the affiliate companies is presented below:

Income Statement	Navios Partners
	Three Month June 30, 2021	Three Month June 30, 2020
Revenue	$152,009	$46,549
Time charter and voyage expenses	$(5,869)	$(1,940)
Direct vessel expenses	$(3,989)	$(2,385)
Vessel operating expenses	$(41,771)	$(21,930)
Net income/ (loss)	$99,913	$(14,641)

Income Statement	Navios Partners
	Six Month June 30, 2021	Six Month June 30, 2020
Revenue	$217,072	$93,039
Time charter and voyage expenses	$(8,364)	$(5,038)
Direct vessel expenses	$(7,143)	$(4,934)
Vessel operating expenses	$(64,733)	$(44,135)
Net income/ (loss)	$236,592	$(25,365)

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within consolidated statement of comprehensive income/(loss).

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

As of June 30, 2021 and December 31, 2020, the carrying amount of AFS Securities related to STX was $364 and $222, respectively and was recorded within the caption “Other long-term assets” in the interim condensed consolidated balance sheet.

For the three month periods ended June 30, 2021 and 2020, the unrealized holding earnings related to these AFS Securities included within the caption “Other expense, net” were $101 and $5, respectively. For the six month periods ended June 30, 2021 and 2020, the unrealized holding earnings related to these AFS Securities included within the caption “Other expense, net” were $142 and $36, respectively.